CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of cash receipts from operating activities
Receipts from sales of goods and rendering of services	$ 6,854,709	$ 6,211,313	$ 7,630,153
Receipts from rents and subsequent sales of such assets	23,075	16,509	3,815
Other cash receipts from operating activities	840,543	702,283	551,357
Classes of cash payments
Payments to suppliers for goods and services	(5,238,597)	(5,049,907)	(5,244,822)
Payments to and on behalf of employees	(626,122)	(736,789)	(656,540)
Payments to manufacture or acquire assets held for rental to others and subsequently held for sale	(2,638)	(10,848)	(27,405)
Other cash payments from operating activities	(308,264)	(174,824)	(167,533)
Interest paid	(362,234)	(328,317)	(259,052)
Interest received	65,114	137,480	76,581
Income taxes (paid) refunded	(69,848)	(28,463)	(204,954)
Other inflows (outflows) of cash, net	5,579	1,990	(1,108)
Net cash flow from (used in) operating activities	1,081,317	740,427	1,700,492
Cash flows from (used in) investing activities
Cash flow from losing control of subsidiaries and other businesses	958,273	0	0
Cash flow used in obtaining control of subsidiaries or other businesses	(72,037)	0	0
Cash flow used in the purchase of non-controlling interests	0	0	(14)
Other cash receipts from sales of equity or debt instruments from other entities	7,109	0	1,878
Other cash payments to acquire equity or debt instruments from other entities	(26,526)	(27,528)	(9,665)
Other cash payments to acquire interests in joint ventures	(28,279)	(11,222)	(176)
Loans to related entities	(5,500)	0	(3,304)
Proceeds from sales of property, plant and equipment	37,660	11,859	33,177
Purchase of property, plant and equipment	(838,844)	(844,470)	(1,271,742)
Proceeds from sales of intangible assets	0	281	314
Purchase of intangible assets	(6,137)	(6,682)	(6,251)
Proceeds from other long-term assets	5,512	6,088	51,934
Purchase of other long-term assets	(383,912)	(411,897)	(300,209)
Dividends received	6,982	4,265	33,980
Other inflows (outflows) of cash, net	16,726	(53,818)	102
Cash flows from (used in) investing activities	(328,973)	(1,333,124)	(1,469,976)
Cash flows from (used in) financing activities
Cash flow used in the purchase of non-controlling interests	(3,600)	0	0
Proceeds from issuing shares	300,519	0	0
Total proceeds from borrowings	1,695,525	2,126,607	318,357
Proceeds from long-term borrowings	481,269	1,160,649	82,207
Proceeds from short-term borrowings	1,214,256	965,958	236,150
Repayments of borrowings	(2,132,898)	(1,118,156)	(397,977)
Payments of lease liabilities	(82,059)	(73,806)	(65,000)
Dividends paid	(94,637)	(282,728)	(380,969)
Other inflows (outflows) of cash, net	11,202	(6,250)	(1,630)
Cash flows from (used in) financing activities	(305,948)	645,667	(527,219)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	546,396	52,970	(296,703)
Effect of exchange rate changes on cash and cash equivalents	(44,844)	(150,169)	(47,190)
Net increase (decrease) of cash and cash equivalents	501,552	(97,199)	(343,893)
Cash and cash equivalents, at the beginning of the period	570,008	667,207	1,011,100
Cash and cash equivalents, at the end of the period	$ 1,071,560	$ 570,008	$ 667,207